Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Saab AB, Class B	22,071	$1,201,602

Automobiles — 0.4%
Volvo Car AB, Class B(a)	341,914	1,180,294

Banks — 14.8%
Nordea Bank Abp	1,893,259	18,688,902
Skandinaviska Enskilda Banken AB, Class A	925,280	9,712,921
Svenska Handelsbanken AB, Class A	834,250	6,604,903
Swedbank AB, Class A	517,940	7,957,270
		42,963,996
Biotechnology — 0.7%
Swedish Orphan Biovitrum AB(a)	97,419	1,959,936

Building Products — 7.2%
Assa Abloy AB, Class B	573,739	12,759,354
Nibe Industrier AB, Class B	866,754	8,294,291
		21,053,645
Capital Markets — 1.3%
EQT AB	203,573	3,868,198

Commercial Services & Supplies — 0.7%
Securitas AB, Class B	281,226	2,078,315

Communications Equipment — 3.0%
Telefonaktiebolaget LM Ericsson, Class B	1,669,329	8,631,843

Construction & Engineering — 0.9%
Skanska AB, Class B	195,094	2,577,679

Financial Services — 11.9%
Industrivarden AB, Class A	74,612	2,011,290
Industrivarden AB, Class C	87,963	2,356,323
Investor AB, Class A	275,379	5,679,013
Investor AB, Class B	1,015,575	20,704,214
Kinnevik AB, Class B(a)	138,754	2,002,862
L E Lundbergforetagen AB, Class B	43,476	1,814,028
		34,567,730
Diversified Telecommunication Services — 1.2%
Telia Co. AB	1,522,413	3,550,089

Electronic Equipment, Instruments & Components — 4.5%
Hexagon AB, Class B	1,114,249	12,944,561

Entertainment — 0.3%
Embracer Group AB(a)(b)	374,331	864,281

Health Care Equipment & Supplies — 1.0%
Getinge AB, Class B	131,091	3,027,287

Hotels, Restaurants & Leisure — 4.8%
Evolution AB(c)	104,662	13,816,274

Household Products — 3.2%
Essity AB, Class B	348,304	9,275,456

Industrial Conglomerates — 1.6%
Investment AB Latour, Class B	84,537	1,680,073
Lifco AB, Class B	133,618	2,831,454
		4,511,527
Security	Shares	Value

Machinery — 30.2%
Alfa Laval AB	165,744	$5,971,210
Atlas Copco AB, Class A	1,537,114	22,485,720
Atlas Copco AB, Class B	893,619	11,285,457
Epiroc AB, Class A	376,908	6,620,400
Epiroc AB, Class B	223,367	3,381,805
Husqvarna AB, Class B	240,100	1,780,009
Indutrade AB	156,496	3,694,493
Sandvik AB	609,806	10,750,453
SKF AB, Class B	219,555	3,493,515
Volvo AB, Class A	114,439	2,210,047
Volvo AB, Class B	863,663	15,961,839
		87,634,948
Metals & Mining — 1.6%
Boliden AB	156,526	4,782,143

Paper & Forest Products — 2.3%
Holmen AB, Class B	53,668	2,033,879
Svenska Cellulosa AB SCA, Class B	346,797	4,610,879
		6,644,758
Real Estate Management & Development — 1.2%
Fastighets AB Balder, Class B(a)	362,926	1,224,992
Sagax AB, Class B	108,928	2,156,285
		3,381,277
Specialty Retail — 1.8%
H & M Hennes & Mauritz AB, Class B	415,487	5,191,191

Trading Companies & Distributors — 0.5%
Beijer Ref AB	98,686	1,459,583

Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	324,108	2,949,270

Total Long-Term Investments — 96.5%
(Cost: $373,372,316)		280,115,883

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	867,971	868,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	5,960,000	5,960,000

Total Short-Term Securities — 2.3%
(Cost: $6,828,212)		6,828,144

Total Investments — 98.8%
(Cost: $380,200,528)		286,944,027

Other Assets Less Liabilities — 1.2%		3,372,477

Net Assets — 100.0%		$290,316,504

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost		from Sale		Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,748,937	$—		$(8,886,215	)(a)	$9,196	$(3,774)	$868,144	867,971	$75,879	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,850,000	110,000	(a)	—		—	—	5,960,000	5,960,000	176,226		6
						$9,196	$(3,774)	$6,828,144		$252,105		$6

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
OMXS30 Index	440	06/16/23	$9,107	$(35,090)

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	3,758,970	EUR	3,490,035	Standard Chartered Bank	06/16/23	$25,490
USD	1,007,953	SEK	10,474,880	Standard Chartered Bank	06/16/23	41,961
						67,451
EUR	983,349	USD	1,077,743	Standard Chartered Bank	06/16/23	(25,801)
SEK	34,766,839	USD	3,301,347	Standard Chartered Bank	06/16/23	(95,156)
						(120,957)
						$(53,506)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$280,115,883	$—	$280,115,883
Short-Term Securities
Money Market Funds	6,828,144	—	—	6,828,144
	$6,828,144	$280,115,883	$—	$286,944,027
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$67,451	$—	$67,451
Liabilities
Equity Contracts	—	(35,090)	—	(35,090)
Foreign Currency Exchange Contracts	—	(120,957)	—	(120,957)
	$—	$(88,596)	$—	(88,596)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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